FINANCIAL INSTRUMENTS (Interest Rate Risk Management) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2016 NOK	Dec. 31, 2015 USD ($)	Mar. 19, 2014 NOK	Oct. 31, 2012 NOK
Derivative [Line Items]
Derivative, Notional Amount		$ 1,027,300		$ 804,800
NOK 600 million senior unsecured floating rate bonds due 2017 [Member]
Derivative [Line Items]
Debt amount | NOK						NOK 600,000,000
NOK 900 Million Senior Unsecured Bonds [Member]
Derivative [Line Items]
Debt amount | NOK					NOK 900,000,000
Designated as Hedging Instrument [Member] | $28,680 (reducing to $24,794)
Derivative [Line Items]
Derivative, Notional Amount		36,972
Notional principal, at maturity		$ 24,794
Inception date		Mar. 31, 2008
Maturity date		Aug. 31, 2018
Designated as Hedging Instrument [Member] | $28,680 (reducing to $24,794) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		4.05%	4.05%
Designated as Hedging Instrument [Member] | $28,680 (reducing to $24,794) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		4.15%	4.15%
Designated as Hedging Instrument [Member] | $30,233 (reducing to $23,394)
Derivative [Line Items]
Derivative, Notional Amount		$ 41,956
Notional principal, at maturity		$ 23,394
Inception date		Apr. 30, 2011
Maturity date		Dec. 31, 2018
Designated as Hedging Instrument [Member] | $30,233 (reducing to $23,394) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		2.13%	2.13%
Designated as Hedging Instrument [Member] | $30,233 (reducing to $23,394) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		2.80%	2.80%
Designated as Hedging Instrument [Member] | $44,873 (reducing to $34,044)
Derivative [Line Items]
Derivative, Notional Amount		$ 62,535
Notional principal, at maturity		$ 34,044
Inception date		May 31, 2011
Maturity date		Jan. 31, 2019
Designated as Hedging Instrument [Member] | $44,873 (reducing to $34,044) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		0.80%	0.80%
Designated as Hedging Instrument [Member] | $44,873 (reducing to $34,044) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		2.58%	2.58%
Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000)
Derivative [Line Items]
Derivative, Notional Amount		$ 100,000
Notional principal, at maturity		$ 100,000
Inception date		Aug. 31, 2011
Maturity date		Aug. 31, 2021
Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		2.50%	2.50%
Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		2.93%	2.93%
Designated as Hedging Instrument [Member] | $145,667 (terminating at $79,733)
Derivative [Line Items]
Derivative, Notional Amount		$ 154,100
Notional principal, at maturity		$ 79,733
Inception date		May 31, 2012
Maturity date		Aug. 31, 2022
Designated as Hedging Instrument [Member] | $145,667 (terminating at $79,733) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.76%	1.76%
Designated as Hedging Instrument [Member] | $145,667 (terminating at $79,733) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.85%	1.85%
Designated as Hedging Instrument [Member] | $105,436 (equivalent to NOK600 million)
Derivative [Line Items]
Derivative, Notional Amount	[1]	$ 105,436	NOK 600,000,000
Inception date	[1]	Oct. 31, 2012
Maturity date	[1]	Oct. 31, 2017
Designated as Hedging Instrument [Member] | $105,436 (equivalent to NOK600 million) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate	[1]	5.92%	5.92%
Designated as Hedging Instrument [Member] | $105,436 (equivalent to NOK600 million) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate	[1]	6.23%	6.23%
Designated as Hedging Instrument [Member] | $35,467 (reducing to $32,142)
Derivative [Line Items]
Derivative, Notional Amount		$ 48,767
Notional principal, at maturity		$ 32,142
Inception date		Feb. 28, 2013
Maturity date		Dec. 31, 2017
Designated as Hedging Instrument [Member] | $35,467 (reducing to $32,142) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		0.81%	0.81%
Designated as Hedging Instrument [Member] | $35,467 (reducing to $32,142) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		0.82%	0.82%
Designated as Hedging Instrument [Member] | $151,008 (equivalent to NOK900 million)
Derivative [Line Items]
Derivative, Notional Amount	[1]	$ 151,008	NOK 900,000,000
Inception date	[1]	Mar. 19, 2014
Maturity date	[1]	Mar. 19, 2019
Fixed Interest Rate		6.03%	6.03%
Designated as Hedging Instrument [Member] | $108,375 (reducing to $70,125)
Derivative [Line Items]
Derivative, Notional Amount		$ 108,375
Notional principal, at maturity		$ 70,125
Inception date		Dec. 28, 2016
Maturity date		Dec. 27, 2021
Derivative instrument, notional principal with future inception date		$ 54,188
Designated as Hedging Instrument [Member] | $108,375 (reducing to $70,125) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.86%	1.86%
Designated as Hedging Instrument [Member] | $108,375 (reducing to $70,125) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		3.33%	3.33%
Designated as Hedging Instrument [Member] | $110,500 (reducing to $70,125)
Derivative [Line Items]
Derivative, Notional Amount		$ 110,500
Notional principal, at maturity		$ 70,125
Inception date		Jan. 06, 2017
Maturity date		Jan. 06, 2022
Designated as Hedging Instrument [Member] | $110,500 (reducing to $70,125) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.56%	1.56%
Designated as Hedging Instrument [Member] | $110,500 (reducing to $70,125) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		3.09%	3.09%
Designated as Hedging Instrument [Member] | $31,547 (reducing to $19,413)
Derivative [Line Items]
Derivative, Notional Amount		$ 31,547
Notional principal, at maturity		$ 19,413
Inception date		Sep. 21, 2015
Maturity date		Mar. 21, 2022
Fixed Interest Rate		1.67%	1.67%
Designated as Hedging Instrument [Member] | $31,547 (reducing to $19,413) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.67%	1.67%
Designated as Hedging Instrument [Member] | $31,547 (reducing to $19,413) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.67%	1.67%
Designated as Hedging Instrument [Member] | $200,156 (reducing to $149,844)
Derivative [Line Items]
Derivative, Notional Amount		$ 200,156
Notional principal, at maturity		$ 149,844
Inception date		Feb. 23, 2016
Maturity date		Feb. 04, 2021
Designated as Hedging Instrument [Member] | $200,156 (reducing to $149,844) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.07%	1.07%
Designated as Hedging Instrument [Member] | $200,156 (reducing to $149,844) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.26%	1.26%
Not Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000)
Derivative [Line Items]
Derivative, Notional Amount		$ 100,000
Notional principal, at maturity		$ 100,000
Inception date		Mar. 31, 2013
Maturity date		Apr. 30, 2023
Not Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.85%	1.85%
Not Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.97%	1.97%

[1]	These swaps relate to the NOK600 million and the NOK900 million unsecured bonds, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.